Related Party Transactions (Details) - Schedule of Purchase from Related Parties - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Party Transactions (Details) - Schedule of Purchase from Related Parties [Line Items]
Total purchase from related parties	$ 139,351	$ 139,031
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of Purchase from Related Parties [Line Items]
Total purchase from related parties	139,351	68,235
Palpito [Member]
Related Party Transactions (Details) - Schedule of Purchase from Related Parties [Line Items]
Total purchase from related parties		$ 70,796